U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instruction at end of Form before preparing Form.
                              Please print or type.

 1.         Name and address of issuer:

                        Great American Reserve Variable Annuity Account E 11815 N. Pennsylvania Street
                        Carmel, IN  46032

 2. Name of each series or class of funds for which this notice is filed:

                        Individual and Group Variable Deferred Annuity Contracts

 3.         Investment Company Act File Number: 811-8288

            Securities Act File Number:                     33-74092

 4.         Last day of fiscal year for which this notice is filed:

                        12/31/96

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-s declaration:

                        Not applicable

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                        Not applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                        0

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

 9. Number and aggregate sale price of securities sold during the fiscal year:

                        20,069,284              $29,125,639

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                        20,069,284              $29,125,639

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                        Included in 9 above

12.         Calculation of registration fee:

            (i)         Aggregate sale price of securities sold during the fiscal
                        year in reliance on rule 24f-2 (from Item 10):              $       29,125,639
                                                                                    ------------------
          (ii)          Aggregate price of shares issued in connection with
                        dividend reinvestment plans (from Item 11, if applicable)   +                0
                                                                                    ------------------
         (iii)          Aggregate price of shares redeemed or repurchased
                        during the fiscal year (if applicable):                     -        3,629,354
                                                                                    ------------------
         (iv)           Aggregate price of shares redeemed or repurchased and
                        previously applied as a reduction to filing fees
                        pursuant to rule 24e-2 (if applicable):                     +                0
                                                                                    ------------------
          (v)           Net aggregate price of securities sold and issued
                        during the fiscal  year in  reliance on rule 24f-w [line
                        (i), plus line (ii), less line (iii), plus
                        line (iv)] (if applicable):                                         25,496,285
                                                                                    ------------------
          (vi)          Multiplier prescribed by section 6(b) of the Securities
                        Act of 1933 or other applicable law or regulation
                        (see Instruction C.6):                                      x         .0003030
                                                                                    ------------------
        (vii)           Fee due [line (i) or line (v) multiplied by line (vi)]:     $            7,726
                                                                                    ==================


          Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                                Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           ----
                                                                             X
                                                                           ----


            Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                    2/24/97

                                   SIGNATURES

            This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

            By (Signature and Title)*         /s/ Donald F. Gongaware
                                              -----------------------
                                              President, Great American Reserve
                                              Insurance Company, Depositor
Date:   2/25/97

  *Please print the name and title of the signing officer below the signature.